Related Party Transactions	9 Months Ended
Sep. 30, 2017
Related Party Transactions
Related Party Transactions

13.  Related Party Transactions

The Company recognizes certain costs incurred in relation to transactions with entities owned or partially owned by William A. Zartler, the Chairman of the Board. These costs include rent paid for office space, travel services, personnel, consulting and administrative costs. For the nine months ended September 30, 2017, Solaris LLC paid $810 for these services of which $452 was included in salaries, benefits and payroll taxes, and $358 was included in selling, general and administrative expenses in the condensed consolidated statement of operations.

These costs are primarily incurred in connection with the administrative services agreement, dated November 22, 2016, by and between Solaris LLC and Solaris Energy Management, LLC (“SEM”), a company partially owned by William A. Zartler (as amended, the “Amended Services Agreement”).

All related party transactions are immaterial and have not been shown separately on the face of the condensed consolidated financial statements.